BANK FINANCIAL ASSETS AND LIABILITIES - Carrying value of loans to customers aggregated by types of collateral (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 89,966	₽ 60,443
Accumulated impairment
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(10,024)	(7,689)
Guaranties | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	11,448	17,984
Pledge of real estate | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	14,077	14,237
Securities | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	1,017	32
Pledge of equipment | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	495	143
Rights of claim, pledge of inventories or own promissory notes and by other collateral | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	44	353
Unsecured loans | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 72,909	₽ 35,383